PROPERTY AND EQUIPMENT - Equipment units under modernization program (Details) RM in Millions, $ in Millions, $ in Millions, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 MYR (RM)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)
Equipment units under modernization program
Proceeds from insurance claims	$ (11)	Rp (153)	Rp (155)	Rp (60)
Property and equipment			129,872	114,230						$ 9,938	Rp 142,912
Assets held for sale			10							24	340
Property and equipment excluding land rights insured amount							$ 225	$ 9	RM 37	$ 47	16,059
First loss basis											2,760
Pledged as collateral under lending agreements											8,077
Depreciated property and equipment still used in operations											Rp 50,633
Lease term	10 years	10 years
Property under construction
Equipment units under modernization program
Interest capitalized		Rp 271	328	444
Foreign exchange loss capitalized		0	0	0
Percentage of completion of property under construction							62.80%	62.80%	62.80%	62.80%	62.80%
Lost and broken equipment
Equipment units under modernization program
Proceeds from insurance claims		153	155	77
Property and equipment			7	Rp 19							Rp 51
Property and equipment excluding land rights
Equipment units under modernization program
Property and equipment											134,586
Telkom-1 Satellite
Equipment units under modernization program
Acquisition cost and accumulated depreciation			1,165
Ericsson AB and Huawei
Equipment units under modernization program
Property plant and equipment exchanged			816
Network Indonesia
Equipment units under modernization program
Property plant and equipment exchanged		777
Telkomsel
Equipment units under modernization program
Property and equipment			620								341
Depreciation expense		378
Telkomsel | Buildings and Transmissions
Equipment units under modernization program
Reduction in depreciation expense		925
Telkomsel | Buildings and Transmissions | Less than one year
Equipment units under modernization program
Increase (Decrease)		135
Telkomsel | Buildings
Equipment units under modernization program
Estimated useful lives of property and equipment					40 years	20 years
Telkomsel | Transmissions
Equipment units under modernization program
Estimated useful lives of property and equipment						10 years
Telkomsel | Copper cable network asset
Equipment units under modernization program
Property and equipment			1
Property plant and equipment exchanged		Rp 0
Telkomsel | Fiber optic network asset
Equipment units under modernization program
Property and equipment			Rp 506								Rp 0
Telkomsel | Radio software license
Equipment units under modernization program
Estimated useful lives of property and equipment	10 years	10 years	7 years
Telkomsel | Radio software license | Less than one year
Equipment units under modernization program
Increase (Decrease)		Rp 637
Telkomsel | Radio software license | 1-2 years
Equipment units under modernization program
Increase (Decrease)		266
Telkomsel | Radio software license | 2-3 years
Equipment units under modernization program
Increase (Decrease)		18
Telkomsel | Radio software license | 3-4 years
Equipment units under modernization program
Increase (Decrease)		Rp (106)
Telkomsel | Data processing equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	5 years	5 years	3 years
Minimum | Property under construction
Equipment units under modernization program
Interest capitalized rate	9.68%	9.68%	8.15%	10.20%
Minimum | Buildings
Equipment units under modernization program
Estimated useful lives of property and equipment	15 years	15 years
Minimum | Satellite, earth station and equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	3 years	3 years
Minimum | Data processing equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	3 years	3 years
Minimum | Telkomsel
Equipment units under modernization program
Estimated useful lives of property and equipment	10 years	10 years
Minimum | Telkomsel | Transmissions
Equipment units under modernization program
Estimated useful lives of property and equipment					15 years
Maximum | Property under construction
Equipment units under modernization program
Interest capitalized rate	11.00%	11.00%	11.00%	11.00%
Maximum | Buildings
Equipment units under modernization program
Estimated useful lives of property and equipment	40 years	40 years
Maximum | Satellite, earth station and equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	20 years	20 years
Maximum | Data processing equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	20 years	20 years
Maximum | Telkomsel
Equipment units under modernization program
Estimated useful lives of property and equipment	45 years	45 years
Maximum | Telkomsel | Transmissions
Equipment units under modernization program
Estimated useful lives of property and equipment					20 years